Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Schedule of Maturity Analysis of Lease Liabilities

The maturity analysis of lease liabilities is disclosed in the following table:

Maturity analysis for capitalized leases in 2025	Contractual minimum lease obligations	Effect of discounting	Lease liabilities
		(in €)
Within one year	319,916	62,973	256,943
After one year but not more than five years	760,338	119,365	640,973
More than five years	—	—	—
Total	1,080,254	182,338	897,916

Maturity analysis for capitalized leases in 2024	Contractual minimum lease obligations	Effect of discounting	Lease liabilities
		(in €)
Within one year	416,347	10,327	406,020
After one year but not more than five years	405,723	6,656	399,066
More than five years	—	—	—
Total	822,070	16,983	805,086
Maturity analysis for all lease obligations in 2025	Total	Low value leases	Short-term leases	Capitalized leases

Within one year	331,255	7,378	3,961	319,916
After one year but not more than five years	775,557	15,219	—	760,338
More than five years	—	—	—	—
Total	1,106,812	22,597	3,961	1,080,254

Maturity analysis for all lease obligations in 2024	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	424,328	6,592	1,389	416,347
After one year but not more than five years	413,811	8,089	—	405,722
More than five years	—	—	—	—
Total	838,139	14,681	1,389	822,069